Commitments (Details Narrative)	4 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	May 13, 2022 USD ($)	Apr. 29, 2022 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets					$ 327,000	$ 206,000	$ 112,000
Interest expense on lease liabilities					54,000	52,000	44,000
Current lease liabilities					321,000	349,000
Non-current lease liabilities					188,000	556,000
Right-of-use assets					493,000	888,000
Payment of lease liability - principal and Interest Paid					341,000	314,000	229,000
Purchase price					(0)	71,600,000	18,474,000
Cash advances and loans made to other parties, classified as investing activities					$ 28,172,000	$ (0)	$ (0)
Calypso Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type		bulk carrier
Vessel Capacity		64,000
Vessel Delivery Date		during the first half of 2024
Purchase price		$ 37,500,000
Cash advances and loans made to other parties, classified as investing activities			$ 7,400,000
Daxos Maritime Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type	bulk carrier
Vessel Capacity	64,000
Vessel Delivery Date	during the third quarter of 2024
Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type	bulk carrier
Vessel Capacity	64,000
Vessel Delivery Date	during the fourth quarter of 2024
Daxos Maritime Limited and Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price	$ 70,300,000
Cash advances and loans made to other parties, classified as investing activities			$ 13,800,000	$ 6,900,000